Administrative Expenses	12 Months Ended
Dec. 31, 2025
Administrative Expenses [Abstract]
Administrative expenses

29. Administrative expenses

	December 31, 2025	December 31, 2024	December 31, 2023

Third party services and financial system services	(243,498)	(112,611)	(78,434)
Rent, condominium fee and property services	(30,967)	(35,261)	(24,126)
Taxes	(3,569)	(3,549)	(1,813)
Provisions for contingencies	(110,916)	(16,871)	(13,535)
Others	(55,736)	(66,131)	(18,751)
Total	(444,686)	(234,423)	(136,659)